Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

14. Inventories

	At December 31,
	2020	2019
	$'m	$'m
Raw materials and consumables	303	299
Mold parts	52	50
Work-in-progress	13	19
Finished goods	555	596
	923	964

Certain inventories held by the Group have been pledged as security under the Group’s Global Asset Based Loan Facility (Note 20). The amount recognized as a write down in inventories or as a reversal of a write down in the year ended December 31, 2020 was not material (2019: not material; 2018: not material).

At December 31, 2020, the hedging loss included in the carrying value of inventories, which will be recognized in the income statement when the related finished goods have been sold, is not material.